	Provident Trust Strategy Fund
	Schedule of Investments
	as of June 30, 2024 (Unaudited)

Shares or Principal Amounts		Cost	Value
COMMON STOCKS - 90.3%(a)
	Airlines - 3.5%
244,719	Southwest Airlines Co.	8,520,346	$7,001,411

	Computer Services - 9.6%
62,760	Accenture PLC, Class A	1,824,144	19,042,012

	Data Processing-Management - 1.5%
20,360	Fiserv, Inc.*	2,499,480	3,034,454

	Distribution/Wholesale - 2.9%
92,800	Fastenal Co.	977,268	5,831,552

	Finance-Credit Card - 6.7%
50,891	Visa Inc. - Class A	3,662,225	13,357,361

	Finance-Investment Banking-Brokerages - 5.0%
135,045	The Charles Schwab Corp.	3,999,132	9,951,466

	Investment Management-Advisor Services - 5.3%
91,560	T. Rowe Price Group Inc.	7,362,226	10,557,784

	Medical-Drugs - 1.3%
69,455	GSK PLC - ADR	2,468,477	2,674,017

	Medical-Health Maintenance Organization - 5.9%
22,905	UnitedHealth Group Inc.	1,194,819	11,664,600

	Retail-Building Products - 3.7%
21,285	The Home Depot, Inc.	1,778,421	7,327,148

	Retail-Discount - 14.2%
33,110	Costco Wholesale Corp.	5,136,792	28,143,169

	Retail-Gardening Products - 1.7%
12,350	Tractor Supply Co.	2,689,935	3,334,500

	Retail-Major Department Stores - 2.3%
41,970	The TJX Companies, Inc.	3,305,558	4,620,897

	Super-Regional Banks-US - 7.1%
91,220	PNC Financial Services Group, Inc.	5,992,731	14,182,886

	Web Portals-Internet Service Providers - 19.6%
106,285	Alphabet, Inc., Class A	1,385,415	19,359,813
107,030	Alphabet, Inc., Class C	1,386,861	19,631,442
		2,772,276	38,991,255
	TOTAL COMMON STOCKS	54,183,830	179,714,512
SHORT-TERM INVESTMENTS - 9.7%(a)
	Money Market Funds - 9.7%
19,195,881	First American Treasury Obligations Fund - Class X, 5.21%^	19,195,881	19,195,881
	Total short-term investments	19,195,881	19,195,881
	Total investments	$73,379,711	198,910,393
	Liabilities in Excess of Other Assets - 0.0%(b)		(5,772)
	TOTAL NET ASSETS - 100.0%		$198,904,621

ADR - American Depositary Receipt
PLC - Public Limited Company

(a)	Percentages for the various classifications relate to total net assets.
*	Non-income producing security.
^	The rate shown represents the 7-day effective yield as of June 30, 2024.
(b)	Represents less than 0.05% of net assets.

Summary of Fair Value Exposure at June 30, 2024 (Unaudited)

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs used to develop the measurements of fair value.  The  fair value hierarchy is categorized into three  levels based on the inputs below:

Level 1 ― Valuations based on unadjusted quoted prices in active markets for identical assets that the Fund has the ability to access.

Level 2 ― Valuations based on quoted prices for similar assets or in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 ― Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The following table summarizes the Fund's investments as of June 30, 2024, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	179,714,512	–	–	179,714,512
Money Market Funds	19,195,881	–	–	19,195,881
Total Investments	198,910,393	–	–	198,910,393

Refer to the Schedule of Investments for additional information.